Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading Securities [Member]
Assets:
Balance, beginning of period	$ 2,034	$ 2,603	$ 2,040
Net gains (losses) included in net income	(132)	58	503
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(913)	(541)	375
Transfers into Level 3	14	83	21
Transfers out of Level 3	(16)	(169)	(336)
Balance, end of period	987	2,034	2,603
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(25)	(13)	76
Trading Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Balance, beginning of period	53	5	5
Net gains (losses) included in net income	3	3	2
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(10)	12	(11)
Transfers into Level 3	0	51	9
Transfers out of Level 3	0	(18)	0
Balance, end of period	46	53	5
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	0	0	1
Trading Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Balance, beginning of period	108	117	146
Net gains (losses) included in net income	8	6	(7)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(110)	(36)	101
Transfers into Level 3	0	31	0
Transfers out of Level 3	0	(10)	(123)
Balance, end of period	6	108	117
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	2	(4)	(17)
Trading Securities [Member] | Collateralized debt obligations [Member]
Assets:
Balance, beginning of period	1,582	1,915	1,133
Net gains (losses) included in net income	(191)	(24)	418
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(649)	(297)	364
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(12)	0
Balance, end of period	742	1,582	1,915
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(47)	1	11
Trading Securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	97	166	223
Net gains (losses) included in net income	0	1	9
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(45)	(70)	67
Transfers into Level 3	0	0	9
Transfers out of Level 3	0	0	(142)
Balance, end of period	52	97	166
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(3)	(80)	16
Trading Securities [Member] | Total asset-backed securities [Member]
Assets:
Balance, beginning of period	190	366	497
Net gains (losses) included in net income	48	75	80
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(98)	(122)	(141)
Transfers into Level 3	14	0	1
Transfers out of Level 3	(16)	(129)	(71)
Balance, end of period	138	190	366
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	23	(2)	67
Trading Securities [Member] | Equity Securities [Member]
Assets:
Balance, beginning of period	4	34	36
Net gains (losses) included in net income	0	(3)	1
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(1)	(28)	(5)
Transfers into Level 3	0	1	2
Transfers out of Level 3	0	0	0
Balance, end of period	3	4	34
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	0	72	(2)
Trading assets (excluding derivatives) [Member]
Assets:
Balance, beginning of period	2,149	2,739	2,311
Net gains (losses) included in net income	(171)	37	468
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(913)	(539)	356
Transfers into Level 3	14	83	21
Transfers out of Level 3	(16)	(171)	(417)
Balance, end of period	1,063	2,149	2,739
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(44)	1	86
Trading assets (excluding derivatives) [Member] | Trading Account Assets Other [Member]
Assets:
Balance, beginning of period	115	136	271
Net gains (losses) included in net income	(39)	(21)	(35)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	2	(19)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(2)	(81)
Balance, end of period	76	115	136
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(19)	14	10
Mortgages held for sale [Member]
Assets:
Balance, beginning of period	3,410	3,305	3,523
Net gains (losses) included in net income	(42)	44	43
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(308)	(104)	(253)
Transfers into Level 3	488	492	380
Transfers out of Level 3	(298)	(327)	(388)
Balance, end of period	3,250	3,410	3,305
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to assets held at period end	(30)	43	39
Loans Receivable [Member]
Assets:
Balance, beginning of period	23	309	0
Net gains (losses) included in net income	43	13	55
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	145	(299)	(112)
Transfers into Level 3	5,851	0	1,035
Transfers out of Level 3	(41)	0	(669)
Balance, end of period	6,021	23	309
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to assets held at period end	43	0	55
Mortgage servicing rights [Member]
Assets:
Balance, beginning of period	12,603	14,467	16,004
Net gains (losses) included in net income	(5,954)	(5,821)	(5,511)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	4,889	3,957	4,092
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(118)
Balance, end of period	11,538	12,603	14,467
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to assets held at period end	(2,893)	(3,680)	(2,957)
Derivatives [Member]
Assets and Liabilities:
Balance, beginning of period	(1,588)	(1,192)	(832)
Net gains (losses) included in net income	7,565	3,233	2,759
Net gains (losses) included in other comprehensive income	(1)	0	0
Purchases, sales, issuances and settlements, net	(6,566)	(3,524)	(3,338)
Transfers into Level 3	(8)	(9)	165
Transfers out of Level 3	(51)	(96)	54
Balance, end of period	(649)	(1,588)	(1,192)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	657	396	(930)
Derivatives [Member] | Interest Rate Contract [Member]
Assets and Liabilities:
Balance, beginning of period	609	77	(114)
Net gains (losses) included in net income	7,397	4,051	3,514
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(7,349)	(3,414)	(3,482)
Transfers into Level 3	0	(1)	159
Transfers out of Level 3	2	(104)	0
Balance, end of period	659	609	77
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	562	309	(266)
Derivatives [Member] | Commodity Contract [Member]
Assets and Liabilities:
Balance, beginning of period	0	(1)	0
Net gains (losses) included in net income	78	2	(1)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(50)	(9)	0
Transfers into Level 3	(8)	(3)	0
Transfers out of Level 3	1	11	0
Balance, end of period	21	0	(1)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	40	1	(1)
Derivatives [Member] | Equity Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(75)	(225)	(344)
Net gains (losses) included in net income	(11)	126	(104)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	18	28	169
Transfers into Level 3	0	(6)	0
Transfers out of Level 3	(54)	2	54
Balance, end of period	(122)	(75)	(225)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	(16)	55	(19)
Derivatives [Member] | Foreign Exchange Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(7)	9	(1)
Net gains (losses) included in net income	23	(8)	21
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	5	(6)	(11)
Transfers into Level 3	0	1	0
Transfers out of Level 3	0	(3)	0
Balance, end of period	21	(7)	9
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	30	(19)	0
Derivatives [Member] | Credit Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(1,998)	(1,017)	(330)
Net gains (losses) included in net income	38	(856)	(675)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	810	(123)	(18)
Transfers into Level 3	0	0	6
Transfers out of Level 3	0	(2)	0
Balance, end of period	(1,150)	(1,998)	(1,017)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	41	50	(644)
Derivatives [Member] | Other Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(117)	(35)	(43)
Net gains (losses) included in net income	40	(82)	4
Net gains (losses) included in other comprehensive income	(1)	0	0
Purchases, sales, issuances and settlements, net	0	0	4
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(78)	(117)	(35)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	0	0	0
Other Assets [Member]
Assets:
Balance, beginning of period	244	314	1,373
Net gains (losses) included in net income	(21)	12	29
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(61)	(82)	(103)
Transfers into Level 3	0	0	4
Transfers out of Level 3	0	0	(989)
Balance, end of period	162	244	314
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(8)	3	(38)
Short sale liabilities [Member]
Liabilities:
Balance, beginning of period	0
Net gains (losses) included in net income	0
Net gains (losses) included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance, end of period	0
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to liabilities held at period end	0
Short sale liabilities [Member] | Corporate debt securities [Member]
Liabilities:
Balance, beginning of period		0	(26)
Net gains (losses) included in net income		0	(2)
Net gains (losses) included in other comprehensive income		0	0
Purchases, sales, issuances and settlements, net		0	(37)
Transfers into Level 3		0	0
Transfers out of Level 3		0	65
Balance, end of period		0	0
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to liabilities held at period end		0	0
Other Liabilities Excluding Derivatives And Short Sale Liabilities [Member]
Liabilities:
Balance, beginning of period	(44)	(344)	(10)
Net gains (losses) included in net income	(43)	(8)	(55)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	38	308	94
Transfers into Level 3	0	0	(1,038)
Transfers out of Level 3	0	0	665
Balance, end of period	(49)	(44)	(344)
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to liabilities held at period end	0	0	(58)
Available for sale Securities [Member]
Assets:
Balance, beginning of period	31,856	21,958	22,773
Net gains (losses) included in net income	203	568	346
Net gains (losses) included in other comprehensive income	885	(242)	370
Purchases, sales, issuances and settlements, net	4,267	9,873	2,818
Transfers into Level 3	60	502	2,472
Transfers out of Level 3	(9,832)	(803)	(6,821)
Balance, end of period	27,439	31,856	21,958
Net unrealized gains (losses) included in debt securities available for sale and equity investments in the income statement related to assets held at period end	(64)	(143)	(40)
Available for sale Securities [Member] | Debt Securities [Member]
Assets:
Balance, beginning of period	30,489	19,492	20,380
Net gains (losses) included in net income	110	408	246
Net gains (losses) included in other comprehensive income	931	(236)	396
Purchases, sales, issuances and settlements, net	4,887	11,126	2,833
Transfers into Level 3	60	500	2,378
Transfers out of Level 3	(9,832)	(801)	(6,741)
Balance, end of period	26,645	30,489	19,492
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(64)	(90)	(40)
Available for sale Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Balance, beginning of period	11,516	4,564	818
Net gains (losses) included in net income	10	10	12
Net gains (losses) included in other comprehensive income	160	52	63
Purchases, sales, issuances and settlements, net	1,347	6,923	3,485
Transfers into Level 3	0	0	192
Transfers out of Level 3	(9,402)	(33)	(6)
Balance, end of period	3,631	11,516	4,564
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	9	4
Available for sale Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Balance, beginning of period	293	237	2,883
Net gains (losses) included in net income	(44)	(53)	(21)
Net gains (losses) included in other comprehensive income	73	58	383
Purchases, sales, issuances and settlements, net	20	(4)	(58)
Transfers into Level 3	29	123	501
Transfers out of Level 3	(74)	(68)	(3,451)
Balance, end of period	297	293	237
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(57)	(64)	(13)
Available for sale Securities [Member] | Residential [Member]
Assets:
Balance, beginning of period	61	20	1,084
Net gains (losses) included in net income	12	(9)	7
Net gains (losses) included in other comprehensive income	16	(1)	(21)
Purchases, sales, issuances and settlements, net	50	(6)	(48)
Transfers into Level 3	29	121	274
Transfers out of Level 3	(74)	(64)	(1,276)
Balance, end of period	94	61	20
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(1)	(8)	(8)
Available for sale Securities [Member] | Commercial [Member]
Assets:
Balance, beginning of period	232	217	1,799
Net gains (losses) included in net income	(56)	(44)	(28)
Net gains (losses) included in other comprehensive income	57	59	404
Purchases, sales, issuances and settlements, net	(30)	2	(10)
Transfers into Level 3	0	2	227
Transfers out of Level 3	0	(4)	(2,175)
Balance, end of period	203	232	217
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(56)	(56)	(5)
Available for sale Securities [Member] | Collateralized debt obligations [Member]
Assets:
Balance, beginning of period	8,599	4,778	3,725
Net gains (losses) included in net income	135	290	210
Net gains (losses) included in other comprehensive income	514	(202)	96
Purchases, sales, issuances and settlements, net	3,940	3,725	959
Transfers into Level 3	0	8	0
Transfers out of Level 3	0	0	(212)
Balance, end of period	13,188	8,599	4,778
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	0	(14)
Available for sale Securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	295	433	367
Net gains (losses) included in net income	20	150	7
Net gains (losses) included in other comprehensive income	19	(112)	68
Purchases, sales, issuances and settlements, net	(20)	(185)	(113)
Transfers into Level 3	1	41	259
Transfers out of Level 3	(41)	(32)	(155)
Balance, end of period	274	295	433
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	(3)	0
Available for sale Securities [Member] | Total asset-backed securities [Member]
Assets:
Balance, beginning of period	9,786	9,395	12,510
Net gains (losses) included in net income	(11)	11	53
Net gains (losses) included in other comprehensive income	165	(32)	(225)
Purchases, sales, issuances and settlements, net	(400)	752	(1,452)
Transfers into Level 3	30	328	1,426
Transfers out of Level 3	(315)	(668)	(2,917)
Balance, end of period	9,255	9,786	9,395
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(7)	(32)	(17)
Available for sale Securities [Member] | Auto loans and leases [Member]
Assets:
Balance, beginning of period	6,641	6,133	8,525
Net gains (losses) included in net income	3	4	1
Net gains (losses) included in other comprehensive income	3	(27)	(246)
Purchases, sales, issuances and settlements, net	(726)	531	(2,403)
Transfers into Level 3	0	0	256
Transfers out of Level 3	0	0	0
Balance, end of period	5,921	6,641	6,133
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	0	0
Available for sale Securities [Member] | Home Equity Loans [Member]
Assets:
Balance, beginning of period	282	112	1,677
Net gains (losses) included in net income	15	(3)	1
Net gains (losses) included in other comprehensive income	14	(18)	40
Purchases, sales, issuances and settlements, net	(3)	40	48
Transfers into Level 3	29	221	113
Transfers out of Level 3	(286)	(70)	(1,767)
Balance, end of period	51	282	112
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(1)	(25)	(5)
Available for sale Securities [Member] | Other asset-backed securities [Member]
Assets:
Balance, beginning of period	2,863	3,150	2,308
Net gains (losses) included in net income	(29)	10	51
Net gains (losses) included in other comprehensive income	148	13	(19)
Purchases, sales, issuances and settlements, net	329	181	903
Transfers into Level 3	1	107	1,057
Transfers out of Level 3	(29)	(598)	(1,150)
Balance, end of period	3,283	2,863	3,150
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(6)	(7)	(12)
Available for sale Securities [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Balance, beginning of period		85	77
Net gains (losses) included in net income		0	(15)
Net gains (losses) included in other comprehensive income		0	11
Purchases, sales, issuances and settlements, net		(85)	12
Transfers into Level 3		0	0
Transfers out of Level 3		0	0
Balance, end of period		0	85
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end		0	0
Available for sale Securities [Member] | Equity Securities [Member]
Assets:
Balance, beginning of period	1,367	2,466	2,393
Net gains (losses) included in net income	93	160	100
Net gains (losses) included in other comprehensive income	(46)	(6)	(26)
Purchases, sales, issuances and settlements, net	(620)	(1,253)	(15)
Transfers into Level 3	0	2	94
Transfers out of Level 3	0	(2)	(80)
Balance, end of period	794	1,367	2,466
Net unrealized gains (losses) included in equity investments in the income statement related to assets held at period end	0	(53)	0
Available for sale Securities [Member] | Perpetual preferred securities [Member]
Assets:
Balance, beginning of period	1,344	2,434	2,305
Net gains (losses) included in net income	91	160	100
Net gains (losses) included in other comprehensive income	(30)	(7)	(31)
Purchases, sales, issuances and settlements, net	(611)	(1,243)	6
Transfers into Level 3	0	2	80
Transfers out of Level 3	0	(2)	(26)
Balance, end of period	794	1,344	2,434
Net unrealized gains (losses) included in equity investments in the income statement related to assets held at period end	0	(53)	0
Available for sale Securities [Member] | Other equity securities [Member]
Assets:
Balance, beginning of period	23	32	88
Net gains (losses) included in net income	2	0	0
Net gains (losses) included in other comprehensive income	(16)	1	5
Purchases, sales, issuances and settlements, net	(9)	(10)	(21)
Transfers into Level 3	0	0	14
Transfers out of Level 3	0	0	(54)
Balance, end of period	0	23	32
Net unrealized gains (losses) included in equity investments in the income statement related to assets held at period end	$ 0	$ 0	$ 0